Note 42 - Other operating income and expenses - Other Operating Expense Explanatory (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Operating Income and Expenses
Change in inventories	€ 292	€ 886	€ 617
Of which: Real estate companies Expenses	248	816	511
Rest of other operating expenses	1,808	1,337	1,511
Total Other operating expenses (Income Statement)	€ (2,101)	€ (2,223)	€ (2,128)